Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets
Cash and cash equivalents	$ 515,497	$ 356,499	$ 146,864
Trade and other receivables	117,153	155,522	152,567
Inventories	118,474	141,682	112,464
Prepaid expenses and other current assets	8,894	8,995	3,992
Other financial assets	10,366	2,841	3,397
Taxes receivable	2,008	3	17,319
Total Current assets	772,392	665,542	436,603
Receivables	39,121	32,459	32,648
Inventories	19,476	5,809	4,537
Other financial assets	15,159	22,461	30,848
Intangible assets - computer software	4,162	5,575	6,614
Property, plant and equipment	3,819,812	3,964,233	3,953,752
Deferred tax assets	15,513	31,937	40,162
Total Assets	4,685,635	4,728,016	4,505,164
Current liabilities
Trade and other payables	171,952	199,117	169,662
Taxes payable	5,508	10,794	4,419
Other liabilities	30,551	51,962	42,207
Other financial liabilities	12,425	26,760	13,495
Finance lease obligations	20,472	18,327	3,172
Long term debt			16,490
Deferred revenue	86,256	107,194	87,411
Total Current liabilities	327,164	414,154	336,856
Other financial liabilities	18,771	20,801	28,343
Finance lease obligations	53,763	66,246	9,760
Long term debt	981,030	979,575	1,215,674
Deferred revenue	479,822	494,736	528,835
Provisions	204,648	200,138	179,702
Pension obligations	23,863	22,221	28,379
Other employee benefits	93,628	108,397	89,273
Deferred tax liabilities	324,090	309,403	328,263
Total liabilities	2,506,779	2,615,671	2,745,085
Equity
Share capital	1,777,340	1,777,409	1,588,319
Reserves	(41,254)	(26,463)	(53,633)
Retained earnings	442,770	361,399	225,393
Total equity	2,178,856	2,112,345	1,760,079
Total liabilities and equity	$ 4,685,635	$ 4,728,016	$ 4,505,164